Income Taxes - Temporary differences and tax loss carryforwards to arrive deferred income taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Deferred income tax assets, net	$ 30,962,539	$ 26,213,382	$ 17,132,915
Accrued liabilities
Income Taxes
Deferred tax assets	7,128,606	6,219,312
Deferred income tax assets, net	7,128,606	6,219,312	4,352,021
Loss allowance
Income Taxes
Deferred tax assets	946,559	1,235,658
Deferred income tax assets, net	946,559	1,235,658	1,550,482
Customer advances
Income Taxes
Deferred tax assets	1,854,424	1,600,334
Deferred income tax assets, net	1,854,424	1,600,334	1,499,462
Derivative financial instrument
Income Taxes
Deferred tax assets	615
Deferred income tax assets, net	615	972,991	273,210
Property, plant and equipment, net
Income Taxes
Deferred tax assets	3,704,746	2,084,550
Deferred income tax assets, net	3,704,746	2,084,550	1,650,860
Prepaid expenses and other items
Income Taxes
Deferred tax assets	4,508,914	5,868,717
Deferred income tax assets, net	4,508,914	5,868,717	3,700,673
Operating tax losses
Income Taxes
Deferred tax assets	6,240,930	5,481,738
Capital tax losses
Income Taxes
Deferred tax assets	5,160,921	5,767,847
Tax credit
Income Taxes
Deferred income tax assets, net	5,738,832
Investments
Income Taxes
Deferred tax liabilities	(1,733,507)	(729,910)
Deferred income tax assets, net	(1,733,507)	(729,910)	(6,676,401)
Intangible assets and transmission rights
Income Taxes
Deferred tax liabilities	(2,807,484)	(2,549,784)
Deferred income tax assets, net	(2,807,484)	(2,549,784)	(2,406,145)
Deferred income tax assets of Mexican companies
Income Taxes
Deferred income tax assets, net	30,743,556	25,951,453
Deferred income tax assets of foreign subsidiaries
Income Taxes
Deferred income tax assets, net	$ 218,983	$ 261,929	$ 163,747